Lease	12 Months Ended
Oct. 31, 2024
Lease [Abstract]
LEASE
9.	LEASE

With the adoption of ASC Topic 842, the Company has recorded a right-of-use asset and corresponding lease liability, by calculating the present value of future lease payments.

The Company entered into operating lease agreements for office spaces discounted at 4.05% (weighted average rate for operating leases), the Company’s incremental borrowing rate, over the expected term. The weighted average remaining operating lease term (years) was 1.76 as of October 31, 2024. The Company recognizes lease expense for these leases on a straight-line basis over the lease term. Operating lease expenses were $55,668 and $53,678 for the years ended October 31, 2024 and 2023, respectively.

Supplemental balance sheet information related to operating leases was as follows:

	As of October 31,
	2024	2023
Operating lease assets, net	$67,934	$118,181
ROU assets	174,344	169,606
Accumulated amortization	(106,410)	(51,425)
Operating lease liabilities – current	6,382	52,094
Operating lease liabilities – non-current	13,550	19,390
Total operating lease liabilities	$19,932	$71,484

The Company entered into finance lease agreements for vehicle equipment discounted at 0% (weighted average rate for finance lease). The weighted average remaining finance lease term (years) was 0.92 as of October 31, 2024. The Company recognizes finance lease expense on a straight-line basis over the useful life of 5 years. Finance lease expenses were $14,781 and $15,098 for the years ended October 31, 2024 and 2023, respectively.

Supplemental balance sheet information related to finance leases was as follows:

	As of October 31,
	2024	2023
Finance lease assets, net	$43,520	$56,853
Vehicle	74,606	72,578
Accumulated amortization	(31,086)	(15,725)
Finance lease liabilities – current	21,893	23,235
Finance lease liabilities – non-current	—	21,299
Total finance lease liabilities	$21,893	$44,534

Cash flow information related to lease consisted of the following:

	For the years ended October 31,
	2024	2023	2022
Investing cash payments for finance leases	$—	$—	$—
Financing cash payments for finance leases	23,659	24,067	2,142

Lease assets obtained in exchange for lease obligations:

	For the years ended October 31,
	2024	2023	2022
Operating lease	$—	$32,742	$152,632
Finance lease	—	—	77,098

The following is a schedule, by years, of maturities of lease liabilities as of October 31, 2024:

Year ended October 31,	Operating Leases	Finance leases
2025	$7,025	21,893
2026	7,025	—
2027	7,025	—
Total lease payments	21,075	21,893
Less: Imputed interest	1,143	—
Present value of lease liabilities	19,932	21,893
Less: Current lease liabilities	6,382	21,893
Long-term lease liabilities	13,550	—